As filed with the Securities and Exchange Commission on February 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2004

Date of reporting period: November 30, 2004

Item 1. Report to Stockholders.

HOLLENCREST
EQUITY FUND

Annual Report
November 30, 2004

Annual Report Dated November 30, 2004

Dear Fellow Shareholder,

As we write this annual review, the U.S. equity markets are finishing with positive returns for the second time in 4 years and for the second consecutive year in a row. As always, we appreciate the continued trust that all of our shareholders have placed in the Hollencrest management team and would like to thank our new shareholders as well.

The Hollencrest investment discipline utilizes a quantitative stock selection process that identifies companies that we feel have a competitive edge versus their peers. Typically this competitive edge is the result of a unique product, device or technology that differentiates the company from its peers. We continue to believe that in this uncertain and volatile market environment, it is not enough to simply be invested in the market. Managers must use every possible resource to try to buy the best companies and management teams available, and then actively manage the portfolio.

Since the inception of the fund on December 23, 2002 through November 30, 2004 the Hollencrest Equity Fund returned 31.35% with an average annual return of 15.09%. The fund had an annual return of 7.38% for the calendar year of 2004.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-776-4445.

After two positive years of returns, the fund enters 2005 with a higher than normal cash reserve. Our allocation to cash is a result of our process, which has been identifying most of the companies that are possible candidates for the fund as being overvalued at this time. We do anticipate an opportunity to put this cash reserve to work at more opportune levels of valuation. As always we will work diligently to preserve your capital and grow the value of the fund at the best risk adjusted return possible.

Our largest sector weightings as of November 30, 2004 were as follows: Software (6.7%), Aerospace & Defense (6.4%), Internet (6.0%), Energy Equipment & Services (5.6%) and Oil & Gas (5.6%). Overall, the mutual fund held 45 different equity positions as of November 30, 2004.

We believe that with moderate 2004 advances, coming on the heels of significant 2003 advances, the burden is on corporate America to meet or exceed the earnings estimates expected of them. Investors’ expectations have once again been raised. This has resulted in a premium on the price of many equities and an unsettling degree of investor complacency. Any disappointment in the progress in the growth of earnings of corporate America will be met with swift changes in valuation.

2

In the quarters to come however, we will be able to identify those sectors that are in fact meeting expectations and benefiting the most from the continued recovery. We believe that the Hollencrest stock selection methodology will continue to provide the mutual fund with proper exposure to these sectors in a timely manner.

We remain confident about the investment outlook for the Hollencrest Equity Fund. We are grateful for the privilege of managing your assets and we look forward to helping you to attain your financial goals in the years to come. Best regards.

Sincerely,	Sincerely,

Robert B. Wolford Managing Director	Gregory P. Pellizzon Managing Director

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of Robert B. Wolford and Gregory P. Pellizzon and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Please refer to the schedule of investments for fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Funds that invest in a particular sector may be subject to the risks affecting a particular sector more than would a diversified fund.

Quasar Distributors, LLC, Distributor (01/05)

3

Total Return as of November 30, 2004:

		Since Inception
	One Year	(Annualized)*
Hollencrest Equity Fund**	8.37%	15.09%
S&P 500 Index	12.86%	16.92%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-776-4445.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.

*	Average Annual Total Return represents the average annual change in account value over the period indicated.
**	Commencement of operations on December 23, 2002.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indices do not incur expenses and are not available for investment.

4

EXPENSE EXAMPLE at November 30, 2004 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/04 - 11/30/04).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.95% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/04	Ending Account Value 11/30/04	Expenses Paid During Period 6/1/04 - 11/30/04*

Actual	$1,000.00	$1,059.10	$10.04
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$ 9.82

*
Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

5

ALLOCATION OF PORTFOLIO ASSETS at November 30, 2004 (Unaudited)

6

SCHEDULE OF INVESTMENTS at November 30, 2004

Shares	COMMON STOCKS: 77.0%	Value
	Aerospace & Defense: 6.4%
11,924	Armor Holdings, Inc. (a)	$514,759
2,174	Curtiss-Wright Corp.	129,570
6,863	L-3 Communications Holdings, Inc.	510,745
		1,155,074
	Air Freight & Logistics: 0.8%
3,145	Forward Air Corp. (a)	145,771

	Biotechnology: 2.3%
6,800	Amgen, Inc. (a)	408,272

	Building Products: 0.7%
3,932	Simpson Manufacturing Co., Inc.	132,115

	Chemicals: 0.7%
8,494	Valhi, Inc.	131,742

	Commercial Services & Supplies: 0.8%
2,264	Brady Corp.	138,330

	Computers & Peripherals: 2.7%
11,859	Dell, Inc. (a)	480,527

	Construction Materials: 2.2%
7,100	Florida Rock Industries, Inc.	399,730

	Electronic Equipment & Instruments: 0.7%
4,027	Trimble Navigation Ltd. (a)	127,132

	Energy: 0.8%
2,630	Southwestern Energy Co. (a)	144,387

	Energy Equipment & Services: 5.6%
10,412	Baker Hughes, Inc.	461,564
3,535	Cal Dive International, Inc. (a)	152,217
6,400	Smith International, Inc. (a)	387,648
		1,001,429
	Finance: 2.2%
12,000	Countrywide Financial Corp.	398,520

	Health Care Equipment & Supplies: 3.7%
5,100	Cytyc Corp. (a)	136,884
8,255	Medtronic, Inc.	396,653
5,856	Palomar Medical Technologies, Inc. (a)	131,935
		665,472

See Accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS (Continued) at November 30, 2004

Shares	COMMON STOCKS: 77.0% (Continued)	Value
	Hotels Restaurants & Leisure: 4.6%
9,300	Shuffle Master, Inc. (a)	$428,079
7,000	Station Casinos, Inc.	399,280
		827,359
	Internet: 6.0%
4,720	eBay, Inc. (a)	530,764
14,500	Yahoo!, Inc. (a)	545,490
		1,076,254
	IT Services: 2.5%
11,700	Cognizant Technology Solutions Corp. (a)	446,121

	Machinery: 2.3%
10,200	Joy Global, Inc.	415,038

	Medical: 1.4%
5,360	Biomet, Inc.	256,583

	Oil & Gas: 5.6%
11,242	Burlington Resources, Inc.	521,741
8,168	Occidental Petroleum Corp.	491,795
		1,013,536
	Pharmaceuticals: 0.5%
4,558	Connetics Corp. (a)	95,308

	Retail: 2.1%
8,689	Urban Outfitters, Inc. (a)	369,283

	Road & Rail: 0.8%
1,888	Landstar System, Inc. (a)	133,123

	Semiconductor & Semiconductor Equipment: 2.2%
4,700	Maxim Integrated Products, Inc.	192,512
10,000	Semtech Corp. (a)	204,700
		397,212
	Services: 1.4%
5,260	Navigant Consulting, Inc. (a)	122,821
1,914	UTI Worldwide, Inc. (b)	131,932
		254,753
	Software: 6.7%
18,977	Symantec Corp. (a)	1,210,922

See Accompanying Notes to Financial Statements.

8

SCHEDULE OF INVESTMENTS (Continued) at November 30, 2004

Shares	COMMON STOCKS: 77.0% (Continued)	Value
	Specialty Retail: 2.1%
18,556	Claire’s Stores, Inc.	$377,615

	Textiles, Apparel & Luxury Goods: 3.3%
3,119	Deckers Outdoor Corp. (a)	135,739
11,300	Fossil, Inc. (a)	305,665
4,823	Quiksilver, Inc. (a)	143,002
		584,406
	Thrifts & Mortgage Finance: 0.9%
6,500	Commercial Capital Bancorp, Inc.	155,090

	Wireless Equipment: 2.8%
12,200	QUALCOMM, Inc.	507,764

	Wireless Telecommunication Services: 2.2%
9,900	Vimpel-Communications ADR (a)	385,506

	TOTAL COMMON STOCKS
	(Cost $11,869,950)	13,834,374

	EXCHANGE TRADED FUNDS: 3.2%
6,050	iShares Russell 1000 Growth Index Fund	288,162
2,470	SPDR Trust Series 1	291,188
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $496,961)	579,350

	SHORT-TERM INVESTMENTS: 20.0%
3,586,935	Goldman Sachs Financial Square Funds -
	Prime Obligations Fund	3,586,935
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $15,953,846): 100.2%	18,000,659
	Liabilities in Excess of Other Assets: (0.2)%	(32,985)
	NET ASSETS: 100.0%	$17,967,674

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

9

STATEMENT OF ASSETS AND LIABILITIES at November 30, 2004

ASSETS
Investments in securities, at value (identified cost $15,953,846)	$ 18,000,659
Receivables
Fund shares issued	16,910
Dividends and interest	7,348
Prepaid expenses	2,958
Total assets	18,027,875

LIABILITIES
Payables
Audit fees	16,045
Due to advisor	9,157
Distribution and shareholder servicing fees	7,273
Shareholder reporting fees	6,910
Fund accounting fees	5,724
Transfer agent fees	4,753
Trustee fees	3,995
Administration fees	2,466
Accrued expenses	3,878
Total liabilities	60,201

NET ASSETS	$17,967,674

Net asset value, offering and redemption price per share
[$17,967,674 / 954,659 shares outstanding;
unlimited number of shares (par value $0.01) authorized]
$18.82

COMPONENTS OF NET ASSETS
Paid-in capital	$14,707,394
Accumulated net realized gain on investments	1,213,467
Net unrealized appreciation on investments	2,046,813
Net assets	$17,967,674

See Accompanying Notes to Financial Statements.

10

STATEMENT OF OPERATIONS For the Year Ended November 30, 2004

INVESTMENT INCOME
Income
Dividends (net of withholding tax of $205)	$90,858
Interest	7,643
Total income	98,501
Expenses
Advisory fees (Note 3)	125,533
Distribution fees (Note 4)	41,844
Shareholder servicing fees (Note 5)	41,844
Administration fees (Note 3)	30,082
Fund accounting fees	27,574
Transfer agent fees and expenses	25,173
Audit fees	15,544
Registration fees	12,420
Trustee fees	9,478
Legal fees	8,020
Reports to shareholders	6,512
Custody fees	6,255
Miscellaneous	4,010
Insurance expense	1,950
Total expenses	356,239
Less: advisory fee waiver (Note 3)	(29,854)
Net expenses	326,385
NET INVESTMENT LOSS	(227,884)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,441,359
Net change in unrealized appreciation on investments	132,575
Net realized and unrealized gain on investments	1,573,934
Net Increase in Net Assets Resulting from Operations	$1,346,050

See Accompanying Notes to Financial Statements.

11

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2004	December 23, 2002* through November 30, 2003

INCREASE / (DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(227,884)	$(149,379)
Net realized gain on investments	1,441,359	859,341
Net change in unrealized
appreciation on investments	132,575	1,914,238
Net increase in net assets
resulting from operations	1,346,050	2,624,200

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(709,970)	—
Total distributions to shareholders	(709,970)	—

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
Net increase in net assets derived from
net change in outstanding shares (a)	1,847,921	12,859,473
Total increase in net assets	2,484,001	15,483,673

NET ASSETS
Beginning of period	15,483,673	—
End of period	$17,967,674	$15,483,673

Accumulated net investment income/(loss)	—	—

(a) A summary of share transactions is as follows:

	Year Ended November 30, 2004		December 23, 2002* through November 30, 2003

	Shares	Paid in Capital	Shares	Paid in Capital

Shares sold	222,029	$4,013,864	1,092,328	$16,825,259
Shares issued on
reinvestments of distributions	40,547	709,970	—	—
Shares redeemed+	(159,484)	(2,875,913)	(240,761)	(3,965,786)

Net increase	103,092	$1,847,921	851,567	$12,859,473)

+Net of redemption fees of:		$127		$—

*Commencement of Operations

See Accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Year Ended November 30, 2004	December 23, 2002* through November 30, 2003
Net asset value, beginning of period	$18.18	$15.00

Income from investment operations:
Net investment loss	(0.24)	(0.18)
Net realized and unrealized gain on investments	1.70	3.36
Total from investment operations	1.46	3.18

Less distributions:
From realized gain from security transactions	(0.82)	—
Total distributions	(0.82)	—

Paid-in capital from redemption fees	0.00#	—
Net asset value, end of period	$18.82	$18.18

Total return	8.37%	21.20%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$17,968	$15,484
Ratio of expenses to average net assets:
Before expense reimbursement	2.13%	2.58%†
After expense reimbursement	1.95%	1.95%†
Ratio of net investment loss to average net assets
After expense reimbursement	(1.36%)	(1.18%)†
Portfolio turnover rate	236.23%	254.97%‡

*	Commencement of Operations.
†	Annualized.
‡	Not Annualized.
#	Amount is less than $0.01.

See Accompanying Notes to Financial Statements.

13

NOTES TO FINANCIAL STATEMENTS November 30, 2004

NOTE 1 - ORGANIZATION

The Hollencrest Equity Fund, (the “Fund”) is a non-diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. The Fund attempts to achieve its objective by investing primarily in equity securities of small, medium and large domestic companies that offer the possibility of capital growth. The Fund began operations on December 23, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires

14

NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2004

management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees. The Fund charges a 2% redemption fee to shareholders who redeem shares held for less than one month. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.	Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the period ended November 30, 2004, the Fund decreased accumulated gains and losses and increased undistributed net investment income by $227,884 due to certain permanent book and tax differences. Net assets were not affected by the change.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

For the year ended November 30, 2004, Hollencrest Capital Management (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended November 30, 2004, the Fund incurred $125,533 in Advisory Fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.95% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2004, the Advisor reduced its fees in the amount of $29,854; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $109,320 and expire as follows:

15

NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2004

Year	Amount
2006	$79,466
2007	29,854
$109,320

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $20 million	$30,000
$20 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the year ended November 30, 2004, the Fund incurred $30,082 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION FEE

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the year ended November 30, 2004, the Fund paid the Distribution Coordinator $41,844.

16

NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2004

NOTE 5 - SHAREHOLDER SERVICING FEE

The Fund has entered into a Shareholder Servicing Agreement with Hollencrest Capital Management (the “Advisor”), under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended November 30, 2004, the Fund incurred shareholder servicing fees of $41,844 under the agreement.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $36,385,041 and $38,814,820, respectively.

NOTE 7 - DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the year ended November 30, 2004 and the period ended November 30, 2003 was as follows:

	2004	2003
Ordinary Income	$709,970	$—

As of November 30, 2004, the components of capital on a tax basis were as follows:

Cost of investments
$15,953,846
Gross unrealized appreciation	2,205,147
Gross unrealized depreciation	(158,334)
Net unrealized appreciation	$2,046,813

Undistributed ordinary income	$902,921
Undistributed long-term capital gain	310,546
Total distributable earnings	$1,213,467

Other accumulated gains / (losses)	$—
Total accumulated earnings / (losses)	$3,260,280

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities of Hollencrest Equity Fund, a series of Advisors Series Trust, including the schedule of investments, as of November 30, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period December 23, 2002 (commencement of operations) to November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hollencrest Equity Fund as of November 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period December 23, 2002 to November 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 10, 2005

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NOTICE TO SHAREHOLDERS at November 30, 2004 (Unaudited)

For the year ended November 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 12.7%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2004 was 8.8%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-776-4445 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2004

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-776-4445. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q is also available by calling 1-866-776-4445.

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INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Portfolios Overseen in Fund Complex*

Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

James Clayburn LaForce, Born 1928	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Black Rock Funds, Jacobs
Engineering, Arena Pharmaceuticals, Cancervax

Donald E. O’Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank
of San Francisco.
Other Directorships: None

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INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (Continued)

INTERESTED TRUSTEES AND OFFICERS

Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Funds in Complex Overseen By Trustee

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); Treasurer, Investec Funds; formerly,
Executive Vice President, Investment Company Administration, LLC
(“ICA”) (The Fund’s former administrator).

Robert M. Slotky, Born 1947	1997	1
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); formerly Senior Vice President,
ICA (the Fund’s former administrator).

Rodney A. DeWalt, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC
(since January 2003); Thrivent Financial for Lutherans from 2000 to 2003;
Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

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Advisor
Hollencrest Capital Managemen
100 Bayview Circle, Suite 500
Newport Beach, California 92660
www.hollencrest.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-776-4445

Independent Registered Public Accounting Firm
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-776-4445.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2004	FYE 11/30/2003
Audit Fees	$13,500	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

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Non-Audit Related Fees	FYE 11/30/2004	FYE 11/30/2003
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2

There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(a)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title  /s/Eric M. Banhazl
Eric M. Banhazl, President

Date         2/2/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date        2/2/05

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date       2/7/05

* Print the name and title of each signing officer under his or her signature.

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